Summary of Significant Accounting Policies (Details Narrative)	Jun. 30, 2016 USD ($)
Cash and cash equivalents	$ 2,100
Percentage of entitled of managed funds profits, losses, cash distributions and liquidation proceeds	1.00%
Percentage of distributed cash	20.00%
Percentage of capital contributions	8.00%
SQN AIF V GP, LLC [Member]
Cash and cash equivalents	$ 1,000,000
Percentage of entitled of managed funds profits, losses, cash distributions and liquidation proceeds	1.00%
Percentage of distributed cash	20.00%
Percentage of capital contributions	8.00%